Property, plant & equipment - Additional Information (Detail) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Outstanding payment to suppliers in additions to property plant and equipment	$ 499	$ 1,971	$ 3,784